LoCorr Hedged Core Fund
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 31.4%	Par	Value
United States Treasury Note
1.50%, 08/15/2026	$14,818,400	$14,328,118
4.50%, 04/15/2027	4,691,900	4,743,951
3.50%, 01/31/2028	19,550,800	19,333,144
3.63%, 03/31/2028	3,049,800	3,025,378
4.63%, 04/30/2029	4,386,100	4,495,753
3.25%, 06/30/2029	20,107,600	19,552,284
4.00%, 02/28/2030	2,341,000	2,343,378
TOTAL U.S. TREASURY SECURITIES (Cost $67,319,184)		67,822,006

CORPORATE BONDS - 16.4%	Par	Value
Aerospace & Defense - 0.5%
Boeing Co., 3.25%, 02/01/2028	650,000	622,883
L3Harris Technologies, Inc., 5.40%, 01/15/2027	380,000	385,318
RTX Corp., 4.13%, 11/16/2028	170,000	167,568
		1,175,769

Agriculture - 0.1%
Philip Morris International, Inc., 4.63%, 11/01/2029	320,000	320,590

Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	155,000	154,774

Auto Manufacturers - 0.7%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	595,000	597,868
General Motors Financial Co., Inc., 5.35%, 01/07/2030	525,000	523,442
Toyota Motor Credit Corp., 5.60%, 09/11/2025	145,000	145,672
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	370,000	361,514
		1,628,496

Banks - 5.7%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,005,000	1,000,493
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	1,105,000	1,118,916
Bank of America N.A., 5.53%, 08/18/2026	1,335,000	1,356,133
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	235,000	230,384
Citibank N.A., 4.93%, 08/06/2026	620,000	623,940
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	290,000	288,289
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	310,000	319,195
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	1,070,000	1,074,233
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	215,000	226,933
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	350,000	362,443
JPMorgan Chase & Co., 5.14% to 01/24/2030 then SOFR + 0.90%, 01/24/2031	1,290,000	1,308,699
Morgan Stanley, 5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	675,000	685,395
Morgan Stanley Bank N.A., 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	970,000	975,830
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	375,000	383,636
State Street Corp., 4.54%, 02/28/2028	310,000	311,298
Toronto-Dominion Bank
3.77%, 06/06/2025	175,000	174,664
1.25%, 09/10/2026	555,000	530,643
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	525,000	538,965
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	910,000	934,027
		12,444,116

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	350,000	354,727

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	445,000	452,726

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	130,000	128,647

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	140,000	141,175

Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	385,000	380,470

Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027	690,000	676,035
Unilever Capital Corp., 4.25%, 08/12/2027	315,000	315,408
		991,443

Diversified Financial Services - 0.5%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	745,000	761,645
Air Lease Corp., 5.85%, 12/15/2027	405,000	416,829
		1,178,474

Electric - 1.1%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	200,000	201,778
Duke Energy Progress LLC, 4.35%, 03/06/2027	390,000	391,371
Florida Power & Light Co.
5.05%, 04/01/2028	435,000	443,047
4.40%, 05/15/2028	525,000	525,201
Georgia Power Co., 5.00%, 02/23/2027	480,000	485,872
NSTAR Electric Co., 3.20%, 05/15/2027	350,000	341,547
Southern California Edison Co., 1.20%, 02/01/2026	95,000	92,135
		2,480,951

Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	435,000	437,796
4.88%, 09/01/2029	185,000	188,157
		625,953

Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	300,000	292,548

Food - 1.7%
General Mills, Inc., 4.88%, 01/30/2030	415,000	416,061
Mars, Inc.
4.60%, 03/01/2028 (a)	1,565,000	1,570,321
4.80%, 03/01/2030 (a)	1,565,000	1,572,124
Sysco Corp., 3.25%, 07/15/2027	305,000	296,754
		3,855,260

Healthcare-Services - 0.1%
HCA, Inc., 5.00%, 03/01/2028	215,000	216,634

Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	205,000	203,315
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	115,000	116,877
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	255,000	247,994
		568,186

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	180,000	183,494

Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	125,000	124,837

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	165,000	168,589

Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029	185,000	187,104
Astrazeneca Finance LLC, 4.80%, 02/26/2027	155,000	156,587
CVS Health Corp.
2.88%, 06/01/2026	700,000	685,810
5.00%, 01/30/2029	125,000	125,545
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	710,000	710,932
		1,865,978

Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028	310,000	322,370
Energy Transfer LP, 6.05%, 12/01/2026	675,000	689,591
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	185,000	184,998
Williams Cos., Inc., 4.90%, 03/15/2029	230,000	231,302
		1,428,261

REITS - 0.7%
American Homes 4 Rent LP, 4.90%, 02/15/2029	170,000	170,323
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	200,000	198,443
Essex Portfolio LP, 1.70%, 03/01/2028	170,000	156,337
Kite Realty Group LP, 4.00%, 10/01/2026	525,000	519,103
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	390,000	397,629
		1,441,835

Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	290,000	293,959
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	405,000	412,310
4.20%, 04/01/2030	170,000	165,667
		871,936

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	215,000	216,759

Software - 0.1%
Oracle Corp., 4.80%, 08/03/2028	275,000	277,005

Telecommunications - 0.8%
AT&T, Inc., 2.30%, 06/01/2027	425,000	406,079
T-Mobile USA, Inc.
4.80%, 07/15/2028	275,000	276,884
4.85%, 01/15/2029	555,000	557,871
Verizon Communications, Inc., 2.10%, 03/22/2028	465,000	434,358
		1,675,192
TOTAL CORPORATE BONDS (Cost $35,535,143)		35,644,825

COMMODITY POOLS - 9.6%	Shares	Value
Galaxy Commodity-Polaris II Fund LLC (b)(c)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC		5,960,679
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC		5,683,627
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)		9,241,693
TOTAL COMMODITY POOLS (Cost $20,871,232)		20,885,999

ASSET-BACKED SECURITIES - 8.2%	Par	Value
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	250,000	252,911
BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.18%, 10/25/2027	250,000	249,374
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	600,000	595,009
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	400,000	401,045
Carvana Auto Receivables Trust
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (a)	500,000	510,434
Series 2024-P4, Class A3, 4.64%, 01/10/2030	500,000	501,990
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	250,000	247,959
Enterprise Fleet Financing, Series 2025-1, Class A3, 4.82%, 02/20/2029 (a)	1,000,000	1,007,960
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/2029	250,000	248,806
Series 2024-D, Class A3, 4.61%, 08/15/2029	75,000	75,493
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027	250,000	249,444
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3, 4.33%, 05/15/2029	500,000	499,442
Hyundai Auto Receivables Trust, Series 2025-A, Class A2A, 4.33%, 12/15/2027	1,500,000	1,498,791
IPFS Corp., Series 2025-B, Class A, 4.85%, 02/15/2030 (a)	1,250,000	1,260,644
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52%, 03/15/2029 (a)	350,000	350,313
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (a)	1,250,000	1,259,062
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/2029	1,000,000	1,007,333
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (a)	500,000	500,706
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)	250,000	249,618
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	1,100,000	1,105,063
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029 (a)	250,000	250,055
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/2029	350,000	350,491
Series 2025-A, Class A3, 4.64%, 08/15/2029	1,000,000	1,010,293
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	250,000	251,556
Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, 03/20/2030	1,590,000	1,590,497
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029	250,000	251,106
World Omni Auto Trust, Series 2025-A, Class A3, 4.73%, 03/15/2030	1,000,000	1,011,678
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, 12/15/2027	1,000,000	999,816
TOTAL ASSET-BACKED SECURITIES (Cost $17,725,542)		17,786,889

U.S. GOVERNMENT AGENCY ISSUES - 7.0%	Par	Value
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026	400,000	399,163
1.00%, 10/07/2026	1,000,000	955,575
3.50%, 06/23/2027	425,000	420,734
4.25%, 01/14/2028	2,000,000	2,015,023
4.25%, 01/28/2028	2,388,000	2,406,043
Federal Home Loan Banks
4.38%, 06/12/2026	500,000	501,783
3.63%, 09/04/2026	250,000	248,758
4.63%, 09/11/2026	250,000	252,157
4.00%, 10/09/2026	700,000	700,140
4.00%, 03/10/2027	3,000,000	3,003,571
4.50%, 03/12/2027	2,400,000	2,424,816
4.13%, 09/10/2027	425,000	427,124
4.25%, 12/10/2027	1,100,000	1,108,800
Federal National Mortgage Association, 1.88%, 09/24/2026	250,000	242,404
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,042,980)		15,106,091

MORTGAGE-BACKED SECURITIES - 6.4%	Par	Value
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.47% (1 mo. Term SOFR + 1.15%), 01/15/2039 (a)	906,906	902,095
BX Trust
Series 2022-AHP, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 01/17/2039 (a)	900,000	891,000
Series 2023-DELC, Class A, 7.01% (1 mo. Term SOFR + 2.69%), 05/15/2038 (a)	520,000	520,325
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	550,000	567,071
Series 2022-R07, Class 1M2, 8.99% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	550,000	585,063
Series 2022-R08, Class 1M2, 7.94% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	500,000	521,130
Series 2023-R01, Class 1M2, 8.09% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	250,000	263,008
Series 2023-R02, Class 1M2, 7.69% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	970,000	1,016,710
Series 2023-R04, Class 1M2, 7.89% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	1,260,000	1,327,478
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1B, 7.69% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	550,000	571,128
Series 2022-DNA5, Class M1B, 8.84% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	365,000	387,586
Series 2023-DNA2, Class M1B, 7.59% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	945,000	987,763
ILPT Trust, Series 2022-LPF2, Class A, 6.56% (1 mo. Term SOFR + 2.25%), 10/15/2039 (a)	960,000	960,768
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 12/15/2039 (a)	250,000	249,376
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.72% (1 mo. Term SOFR + 1.40%), 03/15/2039 (a)	825,000	821,906
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.96% (1 mo. Term SOFR + 1.64%), 03/15/2039 (a)	761,000	760,482
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.31% (1 mo. Term SOFR + 1.99%), 08/15/2029 (a)	800,000	799,751
SREIT Trust
Series 2021-MFP2, Class A, 5.26% (1 mo. Term SOFR + 0.94%), 11/15/2036 (a)	975,000	968,905
Series 2021-PALM, Class A, 5.02% (1 mo. Term SOFR + 0.70%), 10/15/2034 (a)	700,000	694,750
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,895,327)		13,796,295

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%	Par	Value
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)	500,000	514,510
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041 (a)(d)	750,000	735,125
Fannie Mae Connecticut Avenue Securities
Series 2023-R05, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	750,000	780,649
Series 2023-R06, Class 1M2, 7.04% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	600,000	615,969
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	970,000	1,029,146
Series 2023-HQA3, Class M2, 7.69% (30 day avg SOFR US + 3.35%), 11/25/2043 (a)	850,000	891,908
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038 (a)	350,000	335,180
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(d)	750,000	758,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,674,526)		5,660,814

TOTAL INVESTMENTS - 81.6% (Cost $176,063,934)		176,702,919
Money Market Deposit Account - 10.9% (e)(f)		23,636,582
Other Assets in Excess of Liabilities - 7.5%		16,270,371
TOTAL NET ASSETS - 100.0%		$216,609,872
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $32,351,999 or 14.9% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Investment values using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity – Polaris II Fund, LLC (“Galaxy”). Galaxy’s Investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgement, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $10,422.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(g)	Includes assets pledged as collateral for derivatives contracts. As of the reporting date, the net value of these assets totals $16,448,683.

LoCorr Hedged Core Fund
Consolidated Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	1	06/18/2025	$114,125	$293
3 Month Euribor	1	12/15/2025	265,014	297
3 Month Euribor	8	03/16/2026	2,120,327	2,742
3 Month Euribor	96	06/15/2026	25,437,440	(5,552)
3 Month Euribor	5	09/14/2026	1,324,123	2,053
3 Month Euribor	4	12/14/2026	1,058,542	1,526
3 Month Euribor	4	03/15/2027	1,057,731	1,378
3 Month Euribor	1	06/14/2027	264,230	338
3-Month Secured Overnight Financing Rate	13	03/17/2026	3,132,188	2,679
3-Month Secured Overnight Financing Rate	9	06/16/2026	2,171,138	2,748
3-Month Secured Overnight Financing Rate	13	09/15/2026	3,138,038	3,279
3-Month Secured Overnight Financing Rate	11	12/15/2026	2,655,813	3,045
3-Month Secured Overnight Financing Rate	7	03/16/2027	1,689,888	1,251
3-Month Secured Overnight Financing Rate	6	06/15/2027	1,448,175	1,578
3-Month Secured Overnight Financing Rate	5	09/14/2027	1,206,438	1,267
Arabica Coffee	7	05/19/2025	996,844	(38,907)
ASX SPI 200 Index	2	06/19/2025	246,098	(1,767)
Australian Government 10 Year Bonds	24	06/16/2025	1,689,493	(240)
Australian Government 3 Year Bonds	13	06/16/2025	865,137	257
Brent Crude Oil	44	04/30/2025	3,289,880	157,469
Brent Crude Oil	12	05/30/2025	887,640	48,206
Brent Crude Oil	3	06/30/2025	219,750	9,477
Brent Crude Oil	2	07/31/2025	145,200	8,078
Brent Crude Oil	1	08/29/2025	72,040	3,909
Brent Crude Oil	1	09/30/2025	71,550	879
British Pound	16	06/16/2025	1,291,100	(5,379)
CAC40 10 Euro Index	37	04/17/2025	3,122,041	(135,205)
Canadian 10 Year Government Bonds	17	06/19/2025	1,466,627	277
Canadian Dollar	6	06/17/2025	418,980	(2,657)
Copper	9	05/28/2025	1,132,650	(20,657)
Crude Oil	29	04/22/2025	2,072,920	93,475
Crude Oil	4	05/20/2025	283,800	18,163
Crude Oil	1	06/20/2025	70,320	4,138
Crude Oil	1	07/22/2025	69,650	3,798
Dollar Index	4	06/16/2025	415,532	2,516
Dow Jones Industrial Average Index	5	06/20/2025	1,056,475	657
Euro	4	06/16/2025	543,100	816
Euro STOXX 50 Quanto Index	104	06/20/2025	5,835,318	(133,383)
Euro-BOBL	8	06/06/2025	1,018,934	(2,559)
Euro-Schatz	36	06/06/2025	4,163,428	(777)
FTSE 100 Index	28	06/20/2025	3,107,655	(42,744)
FTSE China A50 Index	1	04/29/2025	13,334	(147)
FTSE/MIB Index	2	06/20/2025	403,694	(5,012)
German Stock Index	7	06/20/2025	4,234,167	(133,228)
Gold	22	06/26/2025	6,930,660	176,945
Hang Seng China Enterprises Index	9	04/29/2025	492,652	(3,652)
Hang Seng Index	17	04/29/2025	2,530,081	(34,629)
IBEX 35 Index	2	04/17/2025	283,736	(2,357)
ICE 3 Month SONIA Rate	1	03/16/2027	310,522	112
Japanese 10 Year Government Bonds	1	06/13/2025	922,728	1,264
Japanese Yen	8	06/16/2025	671,900	(4,555)
KOSPI 200 Index	7	06/12/2025	396,706	(20,107)
Live Cattle	3	06/30/2025	244,380	(997)
London Metals - Aluminum(a)	14	06/16/2025	885,609	(36,552)
London Metals - Copper(a)	13	06/16/2025	3,154,873	21,626
London Metals - Zinc(a)	6	06/16/2025	428,103	(4,082)
Low Sulphur Gas Oil	7	05/12/2025	477,400	5,640
Low Sulphur Gas Oil	2	06/12/2025	135,350	1,798
Low Sulphur Gas Oil	1	07/10/2025	67,275	849
Mexican Peso	6	06/16/2025	145,290	(1,832)
MSCI EAFE Index	5	06/20/2025	604,075	(4,038)
MSCI Emerging Markets Index	2	06/20/2025	111,080	287
Nasdaq 100 Index	4	06/20/2025	1,555,160	15,088
Natural Gas	17	04/28/2025	700,230	(25,574)
Natural Gas	1	05/28/2025	42,570	748
Nifty 50 Index	3	04/24/2025	140,211	(1,665)
Nikkei 225 Index	2	06/12/2025	475,498	(12,206)
NY Harbor ULSD	10	04/30/2025	957,348	27,518
NY Harbor ULSD	1	05/30/2025	94,882	4,761
Reformulated Gasoline Blendstock	2	04/30/2025	192,419	4,725
Reformulated Gasoline Blendstock	1	05/30/2025	95,781	5,975
Reformulated Gasoline Blendstock	1	06/30/2025	94,895	19
Russell 2000 Index	12	06/20/2025	1,216,260	(19,200)
S&P 500 Index	10	06/20/2025	2,826,625	(31,316)
S&P Mid Cap 400 Index	2	06/20/2025	587,720	2,217
S&P/Toronto Stock Exchange 60 Index	2	06/19/2025	416,275	1,332
SET50 Index	7	06/27/2025	30,146	(774)
Silver	11	05/28/2025	1,903,605	20,059
Sugar #11	1	04/30/2025	21,123	(518)
TOPIX Index	9	06/12/2025	1,597,306	(23,931)
U.S. Treasury 10 Year Notes	34	06/18/2025	3,781,438	11,340
U.S. Treasury 2 Year Notes	47	06/30/2025	9,737,078	8,122
U.S. Treasury 5 Year Note	38	06/30/2025	4,109,938	3,385
U.S. Treasury Long Bonds	6	06/18/2025	703,688	116
U.S. Treasury Ultra Bonds	1	06/18/2025	122,250	655
Wheat	1	05/14/2025	26,850	435
				$(64,594)
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(13)	06/12/2025	$1,199,027	$(6,014)
3-Month Secured Overnight Financing Rate	(2)	12/14/2027	482,425	(744)
Austrailian Government 10 Year Bonds	(7)	06/16/2025	492,769	(3,731)
Austrailian Government 3 Year Bonds	(3)	06/16/2025	199,647	(587)
Australian Dollar	(49)	06/16/2025	3,064,215	3,777
British Pound	(4)	06/16/2025	322,775	1,205
CAC40 10 Euro Index	(13)	04/17/2025	1,096,933	13,860
Canadian Dollar	(7)	06/17/2025	488,810	228
Corn No. 2 Yellow	(20)	05/14/2025	457,250	827
Cotton No.2	(9)	05/07/2025	300,735	77
Crude Soybean Oil	(2)	05/14/2025	53,868	(1,601)
Dow Jones Industrial Average Index	(5)	06/20/2025	1,056,475	(7,320)
Ether Dollar Reference Rate	(1)	04/25/2025	91,700	5,017
Euro	(4)	06/16/2025	543,100	387
Euro BUXL 30 Year Bonds	(8)	06/06/2025	1,031,650	(6,049)
Euro-BOBL	(105)	06/06/2025	13,373,504	(15,495)
Euro-BTP Italian Government Bonds	(4)	06/06/2025	508,299	(132)
Euro-Bund	(105)	06/06/2025	14,626,950	10,968
Euro-Schatz	(96)	06/06/2025	11,102,475	(25,056)
French Government Bonds	(31)	06/06/2025	4,112,618	(12,723)
FTSE 100 Index	(23)	06/20/2025	2,552,717	(2,919)
FTSE China A50 Index	(12)	04/29/2025	160,008	(80)
Hard Red Winter Wheat	(1)	05/14/2025	27,850	1,448
Hard Red Winter Wheat	(17)	07/14/2025	484,500	36,857
ICE 3 Month SONIA Rate	(11)	09/15/2026	3,415,742	(3,015)
Japanese 10 Year Government Bonds	(7)	06/13/2025	6,459,097	(34,674)
Japanese Yen	(7)	06/16/2025	587,913	1,690
London Metals - Aluminum(a)	(10)	06/16/2025	632,578	16,848
London Metals - Copper(a)	(5)	06/16/2025	1,213,413	(7,535)
London Metals - Zinc(a)	(7)	06/16/2025	499,454	3,383
Long Gilt	(63)	06/26/2025	7,461,790	5,690
Mexican Peso	(24)	06/16/2025	581,160	5,151
MSCI Singapore Index	(7)	04/29/2025	203,063	(716)
Nasdaq 100 Index	(6)	06/20/2025	2,332,740	1,952
New Zealand Dollar	(2)	06/16/2025	113,740	(135)
Nikkei 225 Index	(39)	06/12/2025	4,640,659	24,053
Russell 2000 Index	(33)	06/20/2025	3,344,715	23,018
S&P 500 Index	(7)	06/20/2025	1,978,638	(10,228)
SGX FTSE Taiwan Index	(16)	04/29/2025	1,112,160	51,904
Silver	(1)	05/28/2025	173,055	718
Soybean Meal	(18)	05/14/2025	526,860	25,963
Soybeans	(37)	05/14/2025	1,877,288	63,253
Swiss Franc	(6)	06/16/2025	855,525	2,649
U.S. Treasury 10 Year Notes	(14)	06/18/2025	1,557,063	(9,238)
U.S. Treasury 2 Year Notes	(7)	06/30/2025	1,450,203	(1,821)
U.S. Treasury 5 Year Note	(21)	06/30/2025	2,271,281	(7,610)
U.S. Treasury Long Bonds	(15)	06/18/2025	1,759,219	(4,597)
U.S. Treasury Ultra Bonds	(3)	06/18/2025	366,750	(816)
Wheat	(38)	05/14/2025	1,020,300	53,300
				$191,387
Net Unrealized Appreciation (Depreciation)				$126,793

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/01/2025	AUD	31,000	USD	19,531	$(160)
Bank of America	04/02/2025	AUD	313,000	USD	194,975	607
Bank of America	06/18/2025	AUD	796,000	USD	507,036	(9,326)
Bank of America	04/01/2025	CAD	201,000	USD	139,729	(47)
Bank of America	04/16/2025	CAD	3,450,000	USD	2,406,079	(6,795)
Bank of America	06/18/2025	CAD	988,000	USD	693,351	(4,060)
Bank of America	04/01/2025	CHF	112,000	USD	127,136	(524)
Bank of America	04/02/2025	CHF	166,000	USD	188,312	(633)
Bank of America	06/18/2025	CHF	775,000	USD	890,963	(6,639)
Bank of America	04/16/2025	CNH	20,020,000	USD	2,769,855	(11,012)
Bank of America	04/01/2025	EUR	102,000	USD	110,478	(179)
Bank of America	04/02/2025	EUR	128,000	USD	138,421	0
Bank of America	04/16/2025	EUR	6,650,000	USD	7,160,090	36,701
Bank of America	06/18/2025	EUR	859,000	USD	940,601	(7,587)
Bank of America	04/01/2025	GBP	93,000	USD	120,476	(343)
Bank of America	04/02/2025	GBP	2,000	USD	2,593	(9)
Bank of America	04/16/2025	GBP	3,010,000	USD	3,896,143	(8,126)
Bank of America	05/21/2025	GBP	1,090,000	USD	1,408,542	(628)
Bank of America	06/18/2025	GBP	1,268,000	USD	1,641,758	(3,941)
Bank of America	04/01/2025	JPY	24,390,000	USD	162,314	315
Bank of America	04/02/2025	JPY	7,460,000	USD	50,101	(353)
Bank of America	04/16/2025	JPY	479,000,000	USD	3,219,785	(20,532)
Bank of America	05/21/2025	JPY	98,000,000	USD	657,866	(693)
Bank of America	06/18/2025	JPY	21,383,000	USD	143,919	(79)
Bank of America	04/01/2025	MXN	1,692,000	USD	82,921	(252)
Bank of America	04/02/2025	MXN	1,433,000	USD	70,263	(258)
Bank of America	04/16/2025	MXN	83,920,000	USD	4,114,581	(22,766)
Bank of America	06/18/2025	MXN	15,211,000	USD	750,771	(15,327)
Bank of America	04/01/2025	NZD	11,000	USD	6,302	(56)
Bank of America	06/18/2025	NZD	343,000	USD	199,434	(4,311)
Bank of America	04/01/2025	USD	19,487	AUD	31,000	116
Bank of America	04/02/2025	USD	196,582	AUD	313,000	1,000
Bank of America	06/18/2025	USD	3,520,975	AUD	5,603,000	17,625
Bank of America	04/01/2025	USD	140,030	CAD	201,000	348
Bank of America	04/16/2025	USD	1,742,787	CAD	2,510,000	(2,780)
Bank of America	06/18/2025	USD	6,476,145	CAD	9,271,000	8,107
Bank of America	04/01/2025	USD	127,018	CHF	112,000	406
Bank of America	04/02/2025	USD	188,629	CHF	166,000	950
Bank of America	06/18/2025	USD	4,364,873	CHF	3,817,000	9,437
Bank of America	04/16/2025	USD	5,271,088	CNH	38,200,000	6,962
Bank of America	04/01/2025	USD	110,019	EUR	102,000	(280)
Bank of America	04/02/2025	USD	138,584	EUR	128,000	163
Bank of America	04/16/2025	USD	7,731,441	EUR	7,320,000	(190,440)
Bank of America	06/18/2025	USD	2,601,868	EUR	2,392,000	3,766
Bank of America	04/01/2025	USD	120,417	GBP	93,000	284
Bank of America	04/02/2025	USD	2,587	GBP	2,000	4
Bank of America	04/16/2025	USD	3,831,943	GBP	3,010,000	(56,073)
Bank of America	05/21/2025	USD	1,500,618	GBP	1,160,000	2,287
Bank of America	06/18/2025	USD	93,059	GBP	72,000	60
Bank of America	04/01/2025	USD	161,947	JPY	24,390,000	(682)
Bank of America	04/02/2025	USD	49,872	JPY	7,460,000	125
Bank of America	04/16/2025	USD	3,234,368	JPY	479,000,000	35,114
Bank of America	05/21/2025	USD	795,781	JPY	119,000,000	(2,215)
Bank of America	06/18/2025	USD	1,496,490	JPY	221,023,000	9,705
Bank of America	04/01/2025	USD	83,266	MXN	1,692,000	597
Bank of America	04/02/2025	USD	70,295	MXN	1,433,000	290
Bank of America	04/16/2025	USD	2,148,671	MXN	44,020,000	2,321
Bank of America	06/18/2025	USD	667,648	MXN	13,656,000	7,388
Bank of America	04/01/2025	USD	6,285	NZD	11,000	39
Bank of America	06/18/2025	USD	2,571,444	NZD	4,508,000	6,970
Deutsche Bank	04/16/2025	AUD	3,530,000	USD	2,222,059	(16,056)
Deutsche Bank	05/21/2025	AUD	130,000	USD	81,827	(563)
Deutsche Bank	04/16/2025	BRL	14,260,000	USD	2,449,194	41,996
Deutsche Bank	04/16/2025	CHF	2,880,000	USD	3,270,499	(8,935)
Deutsche Bank	04/16/2025	CLP	400,000,000	USD	423,841	(2,605)
Deutsche Bank	04/16/2025	ILS	930,000	USD	254,957	(4,746)
Deutsche Bank	05/21/2025	ILS	620,000	USD	168,704	(1,752)
Deutsche Bank	04/16/2025	INR	52,710,000	USD	605,715	10,078
Deutsche Bank	04/16/2025	KRW	1,098,000,000	USD	753,259	(6,956)
Deutsche Bank	05/21/2025	KRW	20,000,000	USD	13,632	(12)
Deutsche Bank	04/16/2025	NOK	14,650,000	USD	1,360,212	32,296
Deutsche Bank	05/21/2025	NOK	4,940,000	USD	469,715	(161)
Deutsche Bank	04/16/2025	NZD	3,060,000	USD	1,751,886	(13,897)
Deutsche Bank	05/21/2025	NZD	700,000	USD	402,128	(4,202)
Deutsche Bank	04/16/2025	PLN	4,200,000	USD	1,072,788	11,024
Deutsche Bank	04/16/2025	SEK	19,760,000	USD	1,955,092	12,633
Deutsche Bank	04/16/2025	SGD	2,070,000	USD	1,554,940	(12,866)
Deutsche Bank	05/21/2025	SGD	270,000	USD	202,170	(658)
Deutsche Bank	04/16/2025	USD	2,209,372	AUD	3,530,000	3,369
Deutsche Bank	05/21/2025	USD	56,239	AUD	90,000	(21)
Deutsche Bank	04/16/2025	USD	56,531	BRL	330,000	(1,119)
Deutsche Bank	04/16/2025	USD	4,743,486	CHF	4,200,000	(12,962)
Deutsche Bank	04/16/2025	USD	237,871	CLP	220,000,000	6,192
Deutsche Bank	04/16/2025	USD	253,964	ILS	930,000	3,753
Deutsche Bank	05/21/2025	USD	140,834	ILS	520,000	810
Deutsche Bank	04/16/2025	USD	134,890	INR	11,640,000	(1,097)
Deutsche Bank	04/16/2025	USD	757,701	KRW	1,098,000,000	11,398
Deutsche Bank	05/21/2025	USD	114,489	KRW	168,000,000	84
Deutsche Bank	04/16/2025	USD	1,306,523	NOK	14,650,000	(85,985)
Deutsche Bank	05/21/2025	USD	212,575	NOK	2,230,000	610
Deutsche Bank	04/16/2025	USD	1,726,501	NZD	3,060,000	(11,489)
Deutsche Bank	05/21/2025	USD	348,406	NZD	610,000	1,641
Deutsche Bank	04/16/2025	USD	271,621	PLN	1,050,000	668
Deutsche Bank	04/16/2025	USD	1,649,835	SEK	17,250,000	(67,940)
Deutsche Bank	04/16/2025	USD	1,543,406	SGD	2,070,000	1,332
Deutsche Bank	05/21/2025	USD	582,764	SGD	780,000	619
Deutsche Bank	04/16/2025	USD	655,972	ZAR	12,030,000	671
Deutsche Bank	05/21/2025	USD	86,676	ZAR	1,600,000	(230)
Deutsche Bank	04/16/2025	ZAR	12,030,000	USD	649,158	6,143
Net Unrealized Appreciation (Depreciation)						$(334,354)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
March 31, 2025	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty

7/20/2029	LoCorr Hedged Core Index#	0.50%	Quarterly	$38,028,071	$(889,762)	$–	$(889,762)	Deutsche Bank AG

The underlying components of the basket as of March 31, 2025 are shown below:#
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Apr-25	365	$25,923,839	9.64%
Brent Crude (ICE)	Apr-25	271	20,089,380	7.47%
Natural Gas	Jan-26	393	19,991,467	7.44%
Natural Gas	May-25	296	12,644,612	4.70%
Soybean	May-25	160	8,243,631	3.07%
Copper (COMEX)	Jul-25	39	5,010,093	1.87%
Natural Gas	Aug-25	90	4,051,101	1.51%
Gasoline RBOB	Apr-25	34	3,224,769	1.20%
Corn	Jul-25	141	3,219,682	1.20%
Gold	Jun-25	10	3,212,421	1.20%
Natural Gas	Feb-26	69	3,086,349	1.15%
Natural Gas	Sep-25	54	2,465,318	0.92%
Heating Oil	May-25	26	2,430,373	0.90%
Natural Gas (NYMEX)	Feb-26	153	1,711,959	0.64%
Soybean Meal	Jul-25	51	1,550,015	0.58%
Endex Dutch TTF Gas Future	Dec-25	48	1,546,067	0.58%
Live Cattle	Aug-25	17	1,350,918	0.50%
Live Cattle	Apr-25	16	1,323,329	0.49%
Natural Gas	Mar-26	28	1,110,915	0.41%
Natural Gas (NYMEX)	Sep-26	103	1,104,831	0.41%
Natural Gas (NYMEX)	Jul-26	103	1,098,640	0.41%
Natural Gas (NYMEX)	Jun-26	103	1,087,933	0.41%
Natural Gas (NYMEX)	Aug-26	100	1,055,255	0.39%
Natural Gas (NYMEX)	Apr-26	103	1,032,466	0.38%
Natural Gas (NYMEX)	May-26	100	1,023,293	0.38%
Endex Dutch TTF Gas Future	Feb-26	31	980,157	0.37%
Natural Gas (NYMEX)	Apr-25	94	968,590	0.36%
Cotton No.2	Jul-25	27	923,825	0.34%
Endex Dutch TTF Gas Future	Jan-26	31	914,804	0.34%
Total Purchase Contracts			132,376,032	49.26%

Sale Contracts:(1)
Natural Gas	Feb-25	(304)	$22,154,801	8.24%
WTI Crude (NYMEX)	Jan-25	(206)	20,888,593	7.77%
Natural Gas	Dec-25	(155)	15,753,711	5.86%
Brent Crude (ICE)	May-25	(83)	15,007,023	5.58%
Soybean	Jun-25	(119)	8,779,722	3.27%
Corn	Feb-25	(41)	4,837,382	1.80%
Copper (COMEX)	Jan-25	(421)	4,442,814	1.65%
Heating Oil	Mar-25	(82)	2,955,868	1.10%
WTI Crude (NYMEX)	May-25	(131)	2,815,416	1.05%
Gasoline RBOB	Mar-25	(39)	2,563,401	0.95%
Live Cattle	May-25	(74)	2,146,875	0.80%
Natural Gas	Nov-25	(55)	2,017,470	0.75%
Natural Gas	May-25	(18)	2,001,236	0.74%
Endex Dutch TTF Gas Future	Apr-25	(78)	1,674,049	0.62%
Soybean Meal	Jan-25	(18)	1,620,309	0.60%
Endex Dutch TTF Gas Future	Apr-25	(20)	1,316,865	0.49%
Cotton No.2	Apr-25	(15)	1,131,618	0.42%
Natural Gas	Nov-25	(26)	1,029,623	0.38%
Milling Wheat	Apr-25	(15)	1,024,081	0.38%
Natural Gas	May-25	(27)	971,660	0.36%
Total Sale Contracts			115,132,517	42.81%
Other Futures Contracts			19,248,534	7.16%
Total Futures Contracts			266,757,083	99.23%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$1,666,110	0.62%
Other Cash and Foreign Currency			407,365	0.15%
Total Cash and Foreign Currency			2,073,475	0.77%
Total Underlying Positions			$268,830,558	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LoCorr Hedged Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$67,822,006	$–	$67,822,006
Corporate Bonds	–	35,644,825	–	35,644,825
Commodity Pools(a)	–	–	–	20,885,999
Asset-Backed Securities	–	17,786,889	–	17,786,889
U.S. Government Agency Issues	–	15,106,091	–	15,106,091
Mortgage-Backed Securities	–	13,796,295	–	13,796,295
Collateralized Mortgage Obligations	–	5,660,814	–	5,660,814
Total Investments	$–	$155,816,920	$–	$176,702,919

Other Financial Instruments:
Futures Contracts*	1,045,826	–	–	1,045,826
Forwards*	–	297,002	–	297,002
Total Other Financial Instruments	$1,045,826	$297,002	$–	$1,342,828

Liabilities:
Other Financial Instruments:
Futures Contracts*	(919,033)	–	–	(919,033)
Total Return Swaps*	–	(889,762)	–	(889,762)
Forwards*	–	(631,356)	–	(631,356)
Total Other Financial Instruments	$(919,033)	$(1,521,118)	$–	$(2,440,151)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $20,885,999 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.